Document and Entity Information Document	Jun. 01, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 01, 2023
Entity Registrant Name	Trimble Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14845
Entity Tax Identification Number	94-2802192
Entity Address, Address Line One	10368 Westmoor Drive
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	720
Local Phone Number	887-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	TRMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000864749
Amendment Flag	false
Current Fiscal Year End Date	--12-29